Consolidated Summary of Investments - Other Than Investments in Related Parties (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	$ 77,500
Estimated Fair Value	82,338
Mortgage Loans on Real Estate	10,742	$ 9,378
Policy loans	1,523	1,517
Real Estate Investments, Net	433	215
Other limited partnership interests	1,669	1,642
Short-term investments	312	1,288
Other invested assets	2,436	$ 4,904
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	60,173
Estimated Fair Value	64,991
Amount at Which Shown on Balance Sheet	64,991
U.S. government and agency
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	14,548
Estimated Fair Value	16,292
Amount at Which Shown on Balance Sheet	16,292
State and political subdivision
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	3,635
Estimated Fair Value	4,181
Amount at Which Shown on Balance Sheet	4,181
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	2,145
Estimated Fair Value	2,447
Amount at Which Shown on Balance Sheet	2,447
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	1,152
Estimated Fair Value	1,309
Amount at Which Shown on Balance Sheet	1,309
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	25,510
Estimated Fair Value	27,190
Amount at Which Shown on Balance Sheet	27,190
Total bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	46,990
Estimated Fair Value	51,419
Amount at Which Shown on Balance Sheet	51,419
Mortgage-backed and asset-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	12,945
Estimated Fair Value	13,229
Amount at Which Shown on Balance Sheet	13,229
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	238
Estimated Fair Value	343
Amount at Which Shown on Balance Sheet	343
Equity Securities, Investment Summary [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	212
Estimated Fair Value	232
Amount at Which Shown on Balance Sheet	232
Non-redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	129
Estimated Fair Value	138
Amount at Which Shown on Balance Sheet	138
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	83
Estimated Fair Value	92
Amount at Which Shown on Balance Sheet	92
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost or Amortized Cost	0
Estimated Fair Value	2
Amount at Which Shown on Balance Sheet	2
Held-for-investment
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Estimated Fair Value	10,742
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Estimated Fair Value	1,523
Real estate joint ventures
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Estimated Fair Value	433
Other limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Estimated Fair Value	1,669
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Estimated Fair Value	312
Other invested assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Estimated Fair Value	$ 2,436